Document and Entity Information	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Entity Registrant Name	PARDES BIOSCIENCES, INC.
Entity Central Index Key	0001822711
Entity Emerging Growth Company	true
Securities Act File Number	001-40067
Entity Tax Identification Number	85-2696306
Entity Address, Address Line One	2173 Salk Avenue
Entity Address, Address Line Two	Suite 250
Entity Address, Address Line Three	PMB#052
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	415
Local Phone Number	649-8758
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PRDS
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false